UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Dan Sapadin             New York, NY               8/14/2007
       -------------------   ------------------------------  -------------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:       $5,080,943
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name




















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
                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ---------- --------- --- ---- ---------- -------- ---------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----

ALCATELLUCENT                   SPONSORED ADR    013904305   102214    7301000  SH          SOLE             7301000     0     0
---------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY TECHNOLOGIES INC         COM           0174R102     88949     848100  SH          SOLE              848100     0     0
---------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                   COM           02209S103    44848     639400  SH          SOLE              639400     0     0
---------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                   COM           02209S103   561120    8000000  SH  CALL    SOLE             8000000     0     0
---------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105    62686    1012200  SH          SOLE             1012200     0     0
---------------------------------------------------------------------------------------------------------------------------------
AMR CORP                           COM           001765106    10013     380000  SH  CALL    SOLE              380000     0     0
---------------------------------------------------------------------------------------------------------------------------------
BASIC ENERGY SVCS INC NEW          COM           06985P100    21405     837100  SH          SOLE              837100     0     0
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC                      COM           09247X101    59661     381000  SH          SOLE              381000     0     0
---------------------------------------------------------------------------------------------------------------------------------
BRINKER INTL INC                   COM           109641100    56485    1929800  SH          SOLE             1929800     0     0
---------------------------------------------------------------------------------------------------------------------------------
CABOT OIL & GAS CORP               COM           127097103    48195    1306800  SH          SOLE             1306800     0     0
---------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP             COM           165167107    20760     600000  SH          SOLE              600000     0     0
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                      COM           172967101   135554    2642900  SH          SOLE             2642900     0     0
---------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                  COM           20854P109   133276    2890400  SH          SOLE             2890400     0     0
---------------------------------------------------------------------------------------------------------------------------------
CSX CORP                           COM           126408103    13069     289900  SH  CALL    SOLE              289900     0     0
---------------------------------------------------------------------------------------------------------------------------------
DOW JONES & CO INC                 COM           260561105    15517     270100  SH  CALL    SOLE              270100     0     0
---------------------------------------------------------------------------------------------------------------------------------
DOW JONES & CO INC                 COM           260561105     7354     128000  SH  CALL    SOLE              128000     0     0
---------------------------------------------------------------------------------------------------------------------------------
EATON CORP                         COM           278058102    43710     470000  SH          SOLE              470000     0     0
---------------------------------------------------------------------------------------------------------------------------------
EXELON CORP                        COM           30161N101    68309     940900  SH          SOLE              940900     0     0
---------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                COM           369604103    44229    1155400  SH          SOLE             1155400     0     0
---------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206    11458     415000  SH          SOLE              415000     0     0
---------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                     COM           437076102    22036     560000  SH          SOLE              560000     0     0
---------------------------------------------------------------------------------------------------------------------------------
INGERSOLLRAND COMPANY LTD          CL A          G4776G101    65335    1191817  SH          SOLE             1191817     0     0
---------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                      RUSSELL 2000     464287655   414800     5000000 SH  PUT     SOLE             5000000     0     0
---------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                      RUSSELL 2000     464287655   273768     3300000 SH  PUT     SOLE             3300000     0     0
---------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                      RUSSELL 2000     464287655   331840     4000000 SH  PUT     SOLE             4000000     0     0
---------------------------------------------------------------------------------------------------------------------------------
KAISER ALUMINUM CORP            COM PAR $0.01    483007704    86442    1186088  SH          SOLE             1186088     0     0
---------------------------------------------------------------------------------------------------------------------------------
KEARNY FINL CORP                   COM           487169104    12401     919959  SH          SOLE              919959     0     0
---------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INC                    CL A          50075N104    35250    1000000  SH          SOLE             1000000     0     0
---------------------------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC                 COM           532716107    74170    2702000  SH          SOLE             2702000     0     0
---------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                         COM           540424108   126828    2487800  SH          SOLE             2487800     0     0
---------------------------------------------------------------------------------------------------------------------------------
MEDIA GEN INC                      CL A          584404107    16093     483700  SH          SOLE              483700     0     0
---------------------------------------------------------------------------------------------------------------------------------
MI DEVS INC                     CL A SUB VTG     55304X104    45422    1246500  SH          SOLE             1246500     0     0
---------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW               *W EXP 01/03/201   60467R118     9871  428801  SH             SOLE              428801     0     0
---------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS CORP               COM           667280408    29952 1349179  SH             SOLE             1349179     0     0
---------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP              COM           716495106    63443 4000200  SH             SOLE             4000200     0     0
---------------------------------------------------------------------------------------------------------------------------------
PMA CAP CORP                       CL A          693419202    23149 2165493  SH             SOLE             2165493     0     0
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                       COM           747525103    36196  834200  SH             SOLE              834200     0     0
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                       COM           747525103    86780 2000000  SH  CALL       SOLE             2000000     0     0
---------------------------------------------------------------------------------------------------------------------------------
RELIANCE STEEL & ALUMINUM CO       COM           759509102    41284  733800  SH             SOLE              733800     0     0
---------------------------------------------------------------------------------------------------------------------------------
RYERSON INC                        COM           78375P107    35915  953925  SH             SOLE              953925     0     0
---------------------------------------------------------------------------------------------------------------------------------
SPDR TR                         UNIT SER 1       78462F103   571634 3800000  SH  PUT        SOLE              3800000    0     0
---------------------------------------------------------------------------------------------------------------------------------
SPDR TR                         UNIT SER 1       78462F103   872494 5800000  SH  PUT        SOLE              5800000    0     0
---------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS CORP            COM           78388J106    63818 1899900  SH             SOLE              1899900    0     0
---------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM           902124106   116373 3444000  SH             SOLE              3444000    0     0
---------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL               COM           969457100    76837 2430000  SH             SOLE              2430000    0     0
---------------------------------------------------------------------------------------------------------------------------------

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